Putnam
Worldwide
Equity Fund*

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-99


*Formerly Putnam Global Equity Fund

[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The portfolio managers of Putnam Worldwide Equity Fund* strive to select stocks representing innovative, fast-growing small and mid-capitalization companies well positioned in the cutting-edge industries of today and tomorrow. Through strong stock selection, and an exceptional market environment, the fund achieved outstanding results for the year ended October 31, 1999, on an absolute basis and relative to its benchmark index, the Salomon Brothers Extended Market Index.

Total return for 12 months ended 10/31/99

                 NAV                            POP
----------------------------------------------------------------------------
               188.69%                        172.10%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 5.


* STOCK SELECTION IS BOTTOM-UP, RESEARCH-DRIVEN PROCESS

In order to evaluate thousands of growing companies located both inside and outside the United States -- many of which are relatively unknown to Wall Street -- the fund's managers employ a tightly disciplined selection process. They rely on a bottom-up, research-driven approach to evaluate individual companies and target those located in politically stable industrialized countries that foster a business environment of technological and managerial innovation.

Such an environment, they believe, is essential to the success of small, growing companies. The stocks of companies chosen for the portfolio must exhibit a minimum of 20% annual earnings-per-share growth and possess a product or service that sets them apart from their competition. In addition, the portfolio managers look for corporate managements that they believe are able to promote rapid growth and have a significant ownership stake in the company.

*The fund, formerly Putnam Global Equity Fund, assumed its new name on July 30, 1999.


Over the past year, the managers successfully pursued this strategy in an especially favorable global market environment. As world growth improved, investors recognized the superior growth rates of many of the companies that the fund's managers track. Additionally, while the United States is often viewed as the world's technological leader, smaller companies that have filled niche roles in non-U.S. markets either are rapidly catching up to the United States or in some cases, have even surpassed it. Your fund's global mandate allows it to take advantage of these growth opportunities wherever they may exist.

During the period, the fund benefited from solid weightings in industries related to the astounding growth of the Internet such as networking equipment, next-generation wireless technology, cable, and media. For example, Bodysonic was a particularly strong holding for the fund. This Japanese film distributor and producer offers a strong business model and operates in a growing market with great potential. Bodysonic enlists quality partners for production and distribution, thereby spreading and limiting business risk. The new management has sold off unprofitable businesses, set up a film subsidiary, and expanded by acquiring a South Korean distributor. The low-budget horror films the company produces have been popular with Japanese teenagers and the company has been successful in setting up licensing agreements with mobile phone operators seeking to organize online distribution businesses.

Bodysonic has soundly beat earnings estimates and the fund's managers expect this company to offer at least 25% earnings growth in the coming year, though of course, such performance cannot be guaranteed. While this holding was viewed favorably at the end of the period, it and all other portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

United States     56.1%

Japan             13.1%

United Kingdom     5.1%

Canada             4.7%

Germany            3.8%

Footnote reads:
*Based on net assets as of 10/31/99. Holdings will vary over time.


* EMPHASIS TO REMAIN ON SMALLER, AGGRESSIVELY GROWING COMPANIES

As the fund enters its second fiscal year, it has been strengthened by the addition of Stephen P. Dexter to the management team. Steve joins Roland Gillis, who has managed the fund since its inception. Before joining Putnam, Steve was with Scudder Kemper Investments, Kemper Financial Services, and Sears Investment Management. He has 16 years of investment experience.

Roland and Steve will continue to emphasize smaller, aggressively growing companies in the vanguard of the new electronic economy. While they do not expect a repeat of this year's extraordinary results, they believe new opportunities will continue to present themselves within the realm of stocks available to your fund.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 15, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Worldwide Equity Fund is designed for investors seeking long-term capital appreciation primarily through a globally diversified equity portfolio.


TOTAL RETURN FOR PERIODS ENDED 10/31/99

                                         Salomon Bros.
                                           Extended    Consumer
                          NAV      POP  Market Index  price index
------------------------------------------------------------------------
1 year                  188.69%  172.10%   17.46%        2.69%
------------------------------------------------------------------------
Life of fund (5/6/98)   167.29   151.89     0.08         3.51
Annual average           93.45    85.89     0.05         2.32
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently in effect. Without it, total returns would have been lower.


PRICE AND DISTRIBUTION INFORMATION
12 MONTHS ENDED 10/31/99

------------------------------------------------------------------------
Distributions*
------------------------------------------------------------------------
Share value:                          NAV              POP
------------------------------------------------------------------------
10/31/98                             $7.87            $8.35
------------------------------------------------------------------------
10/31/99                             22.72            24.11
------------------------------------------------------------------------

*The fund made no distributions during the period.


TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                                      NAV              POP
------------------------------------------------------------------------
1 year                              152.41%          137.87%
------------------------------------------------------------------------
Life of fund (5/6/98)               128.35           115.19
Annual average                       80.36            72.87
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A shares reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently in effect. Without it, total returns would have been lower.

The fund is offered on a limited basis and has limited assets.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 5/6/98

                                Salomon Bros.
               Fund's shares  Extended Market  Consumer price
Date              at POP           Index           index

5/6/98             9,425          10,000          10,000
10/31/98           8,725           7,276          10,159
10/31/99         $25,189         $10,008         $10,351

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


Comparative benchmarks

Salomon Brothers Extended Market Index is an unmanaged list of global equity securities, with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended October 31, 1999

To the Trustees of Putnam Investment Funds and
Shareholders of Putnam Worldwide Equity Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Worldwide Equity Fund (formerly known as Putnam Global Equity Fund) (the "fund") at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 9, 1999




The fund's portfolio
October 31, 1999

COMMON STOCKS (95.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  ERG Ltd.                                                                               $       58,994
              3,500  Flight Centre Ltd.                                                                             31,050
              7,500  Solution 6 Holdings Ltd. (NON)                                                                 32,838
              8,000  Sonic Healthcare Ltd.                                                                          31,056
                                                                                                             -------------
                                                                                                                   153,938

Bermuda (1.0%)
--------------------------------------------------------------------------------------------------------------------------
              2,204  Global Crossing Ltd. (NON)                                                                     76,314

Canada (4.7%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  BCE Emergis, Inc.                                                                              78,325
              1,061  Celestica, Inc. (NON)                                                                          58,431
              2,300  Certicom Corp.                                                                                 29,555
              2,000  Clearnet Communications, Inc. Class A                                                          44,000
              1,600  Microcell Telecommunications, Inc.                                                             30,400
                500  Optimal Robotics Corp.                                                                         11,938
              1,320  QLT PhotoTherapeutics Inc.                                                                     55,935
              4,100  Wi-LAN, Inc.                                                                                   53,661
                                                                                                             -------------
                                                                                                                   362,245

Denmark (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                800  Navision Software AS                                                                           31,771
                500  Vestas Wind Systems AS (NON)                                                                   65,598
                                                                                                             -------------
                                                                                                                    97,369

France (2.1%)
--------------------------------------------------------------------------------------------------------------------------
                250  Alten (NON)                                                                                    27,378
                200  Avenir Telecom (NON)                                                                           18,656
                100  Europstat (NON)                                                                                14,440
                260  Havas Advertising SA                                                                           73,032
                100  Jet Multimedia                                                                                 19,921
                100  Prosodie SA                                                                                    12,395
                                                                                                             -------------
                                                                                                                   165,822

Germany (3.8%)
--------------------------------------------------------------------------------------------------------------------------
                300  ADVA AG Optical Networking (NON)                                                               32,569
                500  AIXTRON AG                                                                                     55,599
                500  ce Consumer Electronic AG                                                                      45,638
                700  EM TV & Merchandising AG                                                                       34,677
                700  EM TV & Merchandising AG Rights                                                                     7
              1,500  GfK AG (NON)                                                                                   42,450
                200  Intershop Communications AG (NON)                                                              25,085
                769  Kamps AG                                                                                       43,120
                700  Steag Hamatach AG (NON)                                                                        17,412
                                                                                                             -------------
                                                                                                                   296,557

Greece (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                700  Data Information Systems S.A.                                                                  15,652
                100  Delta Informatics S.A.                                                                         10,997
                420  Dorian Bank S.A.                                                                               14,264
                300  Dorian Bank S.A. Rights                                                                         3,837
                500  Lambrakis Press S.A.                                                                           34,697
                720  Tiletypos S.A.                                                                                 17,959
                600  Tiletypos S.A. Rights                                                                           3,454
                                                                                                             -------------
                                                                                                                   100,860

Hong Kong (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                428  China.com Corp.                                                                                22,631

Ireland (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,220  CBT Group PLC ADR                                                                              25,163

Italy (0.4%)
--------------------------------------------------------------------------------------------------------------------------
                400  Tiscali SpA (NON)                                                                              27,615

Japan (13.1%)
--------------------------------------------------------------------------------------------------------------------------
                350  Avex, Inc.                                                                                     73,939
                300  Benesse Corp.                                                                                  64,240
              3,000  BODYSONIC Co., Ltd. (NON)                                                                      89,303
                600  Capcom Co., Ltd.                                                                               29,326
                100  C TWO-NETWORK Co., Ltd.                                                                        25,447
                200  Fast Retailing Co., Ltd.                                                                       48,012
              1,000  Fuji Electronics Co., Ltd.                                                                     18,053
                  3  Japan Telecom Co., Ltd.                                                                       103,130
                300  Konami Co., Ltd.                                                                               29,095
              1,000  Matsuya Foods Co., Ltd.                                                                        68,946
                  2  Net One Systems Co., Ltd.                                                                      36,106
              1,000  Pasona Softbank, Inc. (NON)                                                                    65,297
                  3  Round One Corp.                                                                                40,330
                500  Sundrug Co. Ltd.                                                                               34,281
                200  Toyo Seimitsu Co., Ltd.                                                                        24,409
                200  Trans Cosmos Inc.                                                                              25,447
                500  Trend Micro Inc.                                                                               99,385
                600  Tsuruha Co., Ltd.                                                                              72,018
                500  Watami Food Service Co., Ltd.                                                                  34,809
              2,000  YOKOWO CO., LTD.                                                                               34,281
                                                                                                             -------------
                                                                                                                 1,015,854

Singapore (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,300  Chartered Semiconductor Manufacturing (NON)                                                     2,616
              5,000  DelGro Corp. Ltd.                                                                              17,304
                                                                                                             -------------
                                                                                                                    19,920

South Korea (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              5,500  First Technology Co. Ltd.                                                                      45,026

Spain (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,500  TPI Paginas Amarillas 144A                                                                     32,806

Sweden (2.1%)
--------------------------------------------------------------------------------------------------------------------------
                700  Framtidsfabriken AB (NON)                                                                      28,261
              1,784  HiQ Intl. AB                                                                                   51,135
                200  Icon Medialab International AB (NON)                                                           10,660
                800  Modern Times Group MTG AB (NON)                                                                25,955
                 83  Net Insight AB (NON)                                                                            2,683
              2,300  Softronic AB                                                                                   44,324
                                                                                                             -------------
                                                                                                                   163,018

Switzerland (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                500  Fantastic Corp. (NON)                                                                          35,309
                100  Micronas Semiconductor Holding AG (NON)                                                        19,195
                400  New Venturetec Ltd. (NON)                                                                      22,706
                                                                                                             -------------
                                                                                                                    77,210

Taiwan (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  Team Young Advanced Ceramics Co., Ltd.                                                         19,766

United Kingdom (5.1%)
--------------------------------------------------------------------------------------------------------------------------
              3,468  ARM Holdings PLC (NON)                                                                         98,514
                800  Autonomy Corp. PLC (NON)                                                                       16,864
              1,200  Eidos PLC (NON)                                                                                83,938
              2,000  F.I. Group PLC                                                                                 17,129
              5,000  Future Network PLC (NON)                                                                       58,441
              1,244  Matalan PLC (NON)                                                                              28,017
              1,900  Nestor Healthcare Group PLC                                                                    18,592
              3,000  Photo-Me Intl. PLC                                                                             73,532
                                                                                                             -------------
                                                                                                                   395,027

United States (56.1%)
--------------------------------------------------------------------------------------------------------------------------
                400  About.com, Inc. (NON)                                                                          18,900
              2,300  Acme Communications, Inc. (NON)                                                                82,800
              2,700  Act Manufacturing, Inc. (NON)                                                                  72,056
                350  Agile Software Corp. (NON)                                                                     34,300
                100  Akamai Technologies, Inc. (NON)                                                                14,519
                280  Allegiance Telecom, Inc. (NON)                                                                 19,320
              2,000  Ames Department Stores, Inc. (NON)                                                             63,375
                210  AnswerThink Consulting Group, Inc. (NON)                                                       30,765
                570  Applied Micro Circuits Corp. (NON)                                                             44,353
                200  Ariba, Inc. (NON)                                                                              31,000
                700  Aware, Inc. (NON)                                                                              22,269
                 30  Beyond.com Corp. (NON)                                                                            278
                705  BroadVision, Inc. (NON)                                                                        51,906
                800  Citadel Communications Corp. (NON)                                                             38,650
                600  CMG Information Services, Inc. (NON)                                                           65,663
              1,200  Computer Services, Inc. (NON)                                                                  24,284
              1,100  Covad Communications Group 144A (NON)                                                          52,800
                200  Crossroads Systems, Inc. (NON)                                                                 14,225
              1,610  Cumulus Media Inc. Class A (NON)                                                               57,759
                155  DoubleClick, Inc. (NON)                                                                        21,700
                500  E.piphany, Inc. (NON)                                                                          43,000
              1,000  Emulex Corp. (NON)                                                                            155,938
                400  EMusic.com, Inc. (NON)                                                                          5,475
                600  Engage Technologies, Inc. (NON)                                                                21,225
              1,445  Entercom Communications Corp. (NON)                                                            71,979
                900  E-Tek Dynamics, Inc. (NON)                                                                     59,963
              1,000  Exchange Applications, Inc. (NON)                                                              27,250
                200  Extreme Networks, Inc. (NON)                                                                   16,063
              1,900  Factory 2-U Stores, Inc. (NON)                                                                 48,450
                500  Flextronics International Ltd. (NON)                                                           35,500
              2,000  Global TeleSystems Group, Inc. (NON)                                                           47,875
             20,000  Hanover Direct, Inc. (NON)                                                                     53,750
                 20  Harmonic Lightwaves, Inc. (NON)                                                                 1,188
                400  I2 Technologies, Inc. (NON)                                                                    31,575
              1,000  Informatica Corp. (NON)                                                                        72,250
                100  Intertrust Technologies Corp. (NON)                                                             5,450
                100  Interwoven, Inc. (NON)                                                                          7,838
              1,000  Jabil Circuit, Inc. (NON)                                                                      52,250
                600  JDS Uniphase Corp. (NON)                                                                      100,168
                411  Juniper Networks, Inc. (NON)                                                                  113,276
                100  Keynote Systems, Inc. (NON)                                                                     4,538
              1,000  Lamar Advertising Co. (NON)                                                                    54,000
                800  Lightbridge, Inc. (NON)                                                                        13,300
              4,100  LTX Corp. (NON)                                                                                64,831
                990  Lycos, Inc. (NON)                                                                              52,841
              1,600  Macromedia, Inc. (NON)                                                                        103,100
              1,320  Metromedia Fiber Network, Inc. Class A (NON)                                                   43,638
                100  Mission Critical Software, Inc. (NON)                                                           5,888
              4,200  Nanometrics, Inc. (NON)                                                                        50,663
              2,400  Netegrity, Inc. (NON)                                                                          64,800
                800  NEXTLINK Communications, Inc. Class A (NON)                                                    47,850
                587  NTL Inc. (NON)                                                                                 44,245
                770  Optical Coating Laboratory, Inc.                                                               82,294
                445  Phone.com, Inc. (NON)                                                                          91,448
              2,100  Pinnacle Holdings Inc. (NON)                                                                   50,400
              1,100  Portal Software, Inc. (NON)                                                                    71,913
                100  Predictive Systems, Inc. (NON)                                                                  4,350
                710  Proxicom, Inc. (NON)                                                                           54,493
                800  QLogic Corp. (NON)                                                                             83,300
                520  Quest Software, Inc. (NON)                                                                     38,350
              1,200  Radio One, Inc. (NON)                                                                          59,850
                470  RealNetworks, Inc. (NON)                                                                       51,553
                345  Reback Networks Inc. (NON)                                                                     39,848
              3,000  Renal Care Group, Inc. (NON)                                                                   55,875
                800  RF Micro Devices, Inc. (NON)                                                                   41,300
              1,200  Salem Communications Corp. Class A (NON)                                                       29,850
                400  Sapient Corp. (NON)                                                                            51,150
                400  Sepracor, Inc. (NON)                                                                           33,275
              1,501  SFX Entertainment, Inc. Class A (NON)                                                          52,424
              1,500  Silicon Image, Inc. (NON)                                                                      66,281
              1,220  Silknet Software, Inc. (NON)                                                                   97,600
                 90  SilverStream Software, Inc. (NON)                                                               4,691
                800  Software.com, Inc. (NON)                                                                       53,850
                100  Spanish Broadcasting System, Inc. Class A (NON)                                                 2,663
              3,000  Spectrian Corp. (NON)                                                                         100,500
              1,200  Tuesday Morning Corp. (NON)                                                                    27,600
              1,400  USWeb Corp. (NON)                                                                              54,250
                740  Verio Inc. (NON)                                                                               27,611
                980  VeriSign, Inc. (NON)                                                                          121,030
                900  VERITAS Software Corp. (NON)                                                                   97,088
                720  Verity, Inc. (NON)                                                                             49,590
                750  VerticalNet, Inc. (NON)                                                                        42,000
              1,220  Viant Corp. (NON)                                                                             121,390
                700  Vignette Corp. (NON)                                                                          110,600
                400  Vitria Technology, Inc. (NON)                                                                  26,375
              1,000  WestWood One, Inc. (NON)                                                                       46,125
                800  Whittman-Hart, Inc. (NON)                                                                      30,750
              2,960  Zoran Corp. (NON)                                                                              85,470
              1,300  Zygo Corp. (NON)                                                                               21,531
                                                                                                             -------------
                                                                                                                 4,359,747
                                                                                                             -------------
                     Total Common Stocks (cost $5,031,702)                                                   $   7,456,888

SHORT-TERM INVESTMENTS (4.1%) (a) (cost $318,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
           $318,000  Interest in $462,305,000 joint repurchase agreement dated October 29, 1999 with Warburg Securities
                       due November 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value
                       of $318,138 for an effect yield of 5.22%                                                 $  318,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $5,349,702) (b)                                                    $7,774,888
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $7,774,014.

  (b) The aggregate identified cost on a tax basis is $5,378,054, resulting in gross unrealized appreciation and depreciation of $2,449,547 and $52,713, respectively, or net unrealized appreciation of $2,396,834.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at October 31, 1999 (as a percentage of net assets):

          Computer services and software           35.8%
          Electronics and electrical equipment     15.8


-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at October 31, 1999

                                       Aggregate Face    Delivery   Unrealized
                        Market Value       Value           Date    Depreciation
-------------------------------------------------------------------------------
Japanese Yen               $266,071      $249,895        2/25/00     $(16,176)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $5,349,702) (Note 1)                                                $7,774,888
-----------------------------------------------------------------------------------------------
Foreign currency (cost $84,876)                                                          85,774
-----------------------------------------------------------------------------------------------
Dividends,interest and other receivables                                                  2,852
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   12,094
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          254,743
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                          7,518
-----------------------------------------------------------------------------------------------
Total assets                                                                          8,137,869

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                         25,415
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        298,866
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  956
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                4,525
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               510
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                              16,176
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                            16,322
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    1,082
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       363,855
-----------------------------------------------------------------------------------------------
Net assets                                                                           $7,774,014

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $3,586,796
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             16,177
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                1,760,762
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                          2,410,279
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $7,774,014

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($7,774,014 divided by 342,201 shares)                                                   $22.72
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $22.72)*                                          $24.11
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended October 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,992)                                             $   15,951
-----------------------------------------------------------------------------------------------
Interest                                                                                  4,829
-----------------------------------------------------------------------------------------------
Total investment income                                                                  20,780

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         33,130
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            7,003
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         2,411
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             40
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   8,244
-----------------------------------------------------------------------------------------------
Registration fees                                                                           380
-----------------------------------------------------------------------------------------------
Auditing                                                                                 41,564
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,532
-----------------------------------------------------------------------------------------------
Postage                                                                                      66
-----------------------------------------------------------------------------------------------
Other                                                                                       148
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                          (36,471)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           60,047
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (5,951)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             54,096
-----------------------------------------------------------------------------------------------
Net investment loss                                                                     (33,316)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      2,078,813
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                             (10,667)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the year                                                      (15,893)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                            2,322,322
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               4,374,575
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $4,341,259
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                    May 6, 1998
                                                                                                  (commencement
                                                                                     Year ended  of operations)
                                                                                     October 31   to October 31
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                  $  (33,316)      $  (6,037)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                         2,068,146        (253,631)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                          2,306,429         103,850
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                       4,341,259        (155,818)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     1,471,049         117,524
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                               5,812,308         (38,294)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                                            1,961,706       2,000,000
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $16,177 and $--, respectively)                                             $7,774,014      $1,961,706
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                           Year ended      May 6, 1998+
operating performance                                                                                October 31    to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $7.87            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(d)                                                                              (.12)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                             14.97             (.61)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                  14.85             (.63)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $22.72            $7.87
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                188.69            (7.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $7,774           $1,962
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                            1.45              .71*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)                                                                            (.80)            (.29)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                312.75           150.43*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $.13 and $.10 per share for the periods ended October 31, 1999 and October 31, 1998, respectively. (Note 2)



Notes to financial statements
October 31, 1999

Note 1
Significant accounting policies

Putnam Worldwide Equity Fund (formerly known as Global Equity Fund) (the "fund") is a series of Putnam Investment Funds ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks of companies located in a number of foreign countries and in the United States.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principle exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is, at all times, at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 1999, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sales transactions, foreign currency gains and losses and unrealized gains and losses on certain futures contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 1999, the fund reclassified $49,493 to increase undistributed net investment income with a decrease to accumulated net realized gains of $49,493. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through February 29, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses, or credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At October 31, 1999, the payable to the subcustodian bank represents the amount due for a cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1999, fund expenses were reduced by $5,951 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is currently not making any payments pursuant to the Plan.

For the year ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the year ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the year ended October 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $13,902,997 and $12,725,801, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                  Year ended October 31, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        121,826         $1,939,193
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   121,826          1,939,193

Shares
repurchased                                        (28,842)          (468,144)
-----------------------------------------------------------------------------
Net increase                                        92,984         $1,471,049
-----------------------------------------------------------------------------

                                                   For the period May 6, 1998
                                                 (commencement of operations)
                                                          to October 31, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         22,931           $194,692
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    22,931            194,692

Shares
repurchased                                         (9,008)           (77,168)
-----------------------------------------------------------------------------
Net increase                                        13,923           $117,524
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts trust on October 31, 1994. During the period October 31, 1994 to May 6, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Investments, Inc. on May 5, 1998.

At October 31, 1999, Putnam Investments, Inc. owned 251,966 shares of the fund (73.6% of shares outstanding), valued at $5,724,668.


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $148,754 as capital gain, for its taxable year ended October 31, 1999.

The fund has designated 100% of the distributions from net investment income, as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Roland W. Gillis
Vice President and Fund Manager

Stephen P. Dexter
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Worldwide Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


56795 21H 12/99